Trade and other receivables (Details 3) - BRL (R$)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables
Minimum period of past due for considering financial assets to be in default	180 days
Trade accounts receivable | Current
Trade and other receivables
Weighted-average loss rate	1.73%	1.72%
Carrying amount		R$ 50,728,000
Loss allowance	R$ (772,000)	R$ (872,000)
Trade accounts receivable | Current | Gross amount
Trade and other receivables
Carrying amount	R$ 44,573,000
Trade accounts receivable | 1–30
Trade and other receivables
Weighted-average loss rate	16.20%	9.89%
Loss allowance	R$ (1,098,000)	R$ (721,000)
Trade accounts receivable | 1–30 | Gross amount
Trade and other receivables
Carrying amount	R$ 6,779,000	R$ 7,295,000
Trade accounts receivable | More than 31 days past due
Trade and other receivables
Weighted-average loss rate	41.11%	47.11%
Loss allowance	R$ (8,557,000)	R$ (6,705)
Trade accounts receivable | More than 31 days past due | Gross amount
Trade and other receivables
Carrying amount	R$ 20,812,000	R$ 14,233,000